Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Schedule of Derivative Liabilities

These derivative liabilities will continue to be remeasured at fair value at each reporting date until extinguished, converted, or settled.

€’000	Convertible Notes	Private Warrants	Public warrants	Total Derivative Liabilities
Balance – December 31, 2022			7,651
Fair value movement on warrants unexercised			(6,886)
Balance – December 31, 2023	-	-	765	765
Fair value on initial recognition of derivative liabilities	784	163		947
(Decrease) / increase due to conversions during period	(330)	-		(330)
Fair value movement on warrants unexercised	(292)	-	(588)	(880)
(Gain) / loss due to fair value movements at remeasurement	(71)	(149)		(220)
Reclassification of convertible notes on consolidation	354	-		354
Balance – December 31, 2024	445	14	177	636